GENERAL INFORMATION (Details)	Jun. 30, 2022 employee site center facility
Disclosure of general information [abstract]
Number of production facilities | facility	29
Number of R&D centers | center	3
Number of administrative centers | site	3
Number of employees | employee	12,500